DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table summarizes total Net earnings/(loss) from discontinued operations and reconciles to the Consolidated Statements of Earnings:

Amounts in millions; Years ended June 30	2015	2014	2013
Beauty Brands	$643	$660	$607
Batteries	(1,835)	389	348
Pet Care	49	78	101
Net earnings/(loss) from discontinued operations	$(1,143)	$1,127	$1,056
The following table summarizes total assets and liabilities held for sale and reconciles to the Consolidated Balance Sheets:

Amounts in millions; As of June 30	2015			2014
	Beauty Brands	Batteries	Total	Beauty Brands	Pet Care	Total
Current assets held for sale	$922	$3,510	$4,432	$1,096	$2,849	$3,945
Noncurrent assets held for sale	5,204	—	5,204	5,811	—	5,811
Total assets held for sale	$6,126	$3,510	$9,636	$6,907	$2,849	$9,756

Current liabilities held for sale	$356	$1,187	$1,543	$384	$660	$1,044
Noncurrent liabilities held for sale	717	—	717	727	—	727
Total liabilities held for sale	$1,073	$1,187	$2,260	$1,111	$660	$1,771
The following is selected financial information included in Net earnings from discontinued operations for the Beauty Brands:

	Beauty Brands
Amounts in millions; Years ended June 30	2015	2014	2013
Net Sales	$5,530	$6,109	$6,206
Cost of products sold	1,820	1,980	1,939
Selling, general and administrative expense	2,969	3,299	3,501
Interest expense	—	1	(1)
Interest income	2	2	3
Other non-operating income/(loss), net	91	(3)	1
Earnings on discontinued operations before income taxes	$834	$828	$771
Income taxes on discontinued operations	191	168	164
Net earnings from discontinued operations	$643	$660	$607
The following is selected financial information included in cash flows from discontinued operations for the Beauty Brands:

	Beauty Brands
Amounts in millions; Years ended June 30	2015	2014	2013
SIGNIFICANT NON-CASH OPERATING ITEMS
Depreciation and amortization	$125	$127	$127
(Gain)/loss on sale and/or purchase of businesses	$(86)	$—	$—
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	$(106)	$(108)	$(102)
The major components of assets and liabilities of the Beauty Brands held for sale were as follows:

	Beauty Brands
Amounts in millions; As of June 30	2015	2014
Cash	$9	$10
Accounts receivable	293	352
Inventories	476	553
Prepaid expenses and other assets	144	181
Total current assets held for sale	$922	$1,096
Property, plant and equipment, net	613	697
Goodwill and intangible assets, net	4,513	5,089
Other noncurrent assets	78	25
Total noncurrent assets held for sale	$5,204	$5,811
Total assets held for sale	$6,126	$6,907

Accounts payable	$118	$113
Accrued and other liabilities	238	271
Total current liabilities held for sale	$356	$384
Noncurrent deferred tax liabilities	352	329
Other noncurrent liabilities	365	398
Total noncurrent liabilities held for sale	$717	$727
Total liabilities held for sale	$1,073	$1,111

The following is selected financial information included in Net earnings/(loss) from discontinued operations for the Batteries and Pet Care businesses:

		Net Sales	Earnings Before Impairment Charges and Income Taxes	Impairment Charges	Income Tax Expense	Gain on Sale Before Income Taxes	Income Tax Expense on Sales	Net Earnings/(Loss) from Discontinued Operations
Batteries	2015	$2,226	$479	$(2,174)	$(140)	$—	$—	$(1,835)
	2014	2,552	548	—	(159)	—	—	389
	2013	2,465	513	—	(165)	—	—	348
Pet Care	2015	251	—	—	(4)	195	(142)	49
	2014	1,475	130	—	(52)	—	—	78
	2013	1,586	151	—	(50)	—	—	101
Total	2015	$2,477	$479	$(2,174)	$(144)	$195	$(142)	$(1,786)
	2014	4,027	678	—	(211)	—	—	467
	2013	4,051	664	—	(215)	—	—	449

The major components of current assets and current liabilities of the Batteries and Pet Care businesses held for sale were as follows:

	Batteries	Pet Care
Amounts in millions; As of June 30	2015	2014
Cash	$25	$—
Accounts receivable	245	—
Inventories	304	122
Prepaid expenses and other assets	28	14
Property, plant and equipment, net	496	441
Goodwill and intangible assets, net	2,389	2,258
Other noncurrent assets	23	14
Total current assets held for sale	$3,510	$2,849

Accounts payable	$195	$63
Accrued and other liabilities	194	13
Long-term debt	18	—
Noncurrent deferred tax liabilities	780	584
Total current liabilities held for sale	$1,187	$660